Basic and Diluted Net Earnings/(Loss) per Share - Schedule of Basic Earnings/(Loss) per Share and Diluted Earnings/(Loss) per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income attributable to ECMOHO Limited	$ 2,296,555	$ 6,123,990	$ 2,825,457
Less: Accretion on convertible redeemable preferred shares to redemption value	(1,022,461)	(3,038,407)	(3,972,281)
Less: Accretion to redemption value of redeemable non-controlling interests	(311,757)	(129,896)
Less: Extinguishment of convertible redeemable preferred shares		(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	962,337	(21,807,558)	(1,146,824)
Net income/(loss) attributable to ordinary shareholders-Diluted	$ 962,337	$ (21,807,558)	$ (1,146,824)
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	98,104,216	84,970,000	81,162,400
Dilutive impact of restricted share units	547,469
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	115,644,864	84,970,000	81,162,400
Basic earnings/(loss) per ordinary share:	$ 0.01	$ (0.26)	$ (0.01)
Diluted earnings/(loss) per ordinary share:	$ 0.01	$ (0.26)	$ (0.01)
ADS
Denominator:
Denominator for basic (loss)/earnings per share weighted-average ordinary shares outstanding	24,526,054	21,242,500	20,290,600
Denominator for dilutive earnings/(loss) per share weighted-average ordinary shares outstanding	28,911,216	21,242,500	20,290,600
Basic earnings/(loss) per ordinary share:	$ 0.04	$ (1.03)	$ (0.06)
Diluted earnings/(loss) per ordinary share:	$ 0.03	$ (1.03)	$ (0.06)
Class A-1 Convertible Redeemable Preferred Shares
Denominator:
Dilutive impact of preferred shares conversion	7,954,232
Class A-2 Convertible Redeemable Preferred Shares
Denominator:
Dilutive impact of preferred shares conversion	9,038,947